Fair Value Measurement (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Summary of Financial Assets and Liabilities Subject to Fair Value Measurements on Recurring Basis

The Company’s financial assets and liabilities subject to fair value measurements on a recurring basis and the level of inputs used for such measurements were as follows (amounts in thousands):

	Fair Value Measured as of March 31, 2021
	Level 1	Level 2	Level 3	Total
Assets included in:
Money market fund (1)	$755,825	$—	$—	$755,825
Marketable securities (2)	—	771,101	—	771,101

Total fair value	$755,825	$771,101	$—	$1,526,926

Liabilities included in:
Assumed common stock warrants (Public)	$66,860	$—	$—	$66,860
Assumed common stock warrants (Private Placement)	—	221,179	—	221,179

Total fair value	$66,860	$221,179	$—	$288,039

	Fair Value Measured as of December 31, 2020
	Level 1	Level 2	Level 3	Total
Assets included in:
Money market fund (1)	$12,235	$—	$—	$12,235
Marketable securities (2)	—	977,326	—	977,326

Total fair value	$12,235	$977,326	$—	$989,561

Liabilities included in:
Assumed common stock warrants (Public)	$436,999	$—	$—	$436,999
Assumed common stock warrants (Private Placement)	—	252,700	—	252,700

Total fair value	$436,999	$252,700	$—	$689,699

(1)	Money market funds are included in cash and cash equivalents on the Condensed Consolidated Balance Sheet.
(2)

As of December 31, 2020, marketable securities with original maturities of three months or less of $105.2 million, are included in cash and cash equivalents on the Condensed Consolidated Balance Sheet. As of March 31, 2021, there were no marketable securities with original maturities of three months or less included in cash and cash equivalents on the Condensed Consolidated Balance Sheet.

The Company’s financial assets and liabilities subject to fair value measurements on a recurring basis and the level of inputs used for such measurements were as follows (amounts in thousands):

	Fair Value Measured as of December 31, 2020
	Level 1	Level 2	Level 3	Total
Assets included in:
Money market fund (1)	$12,235	$—	$—	$12,235
Marketable securities (2)	—	977,326	—	977,326

Total fair value	$12,235	$977,326	$—	$989,561

Liabilities included in:
Assumed common stock warrants (Public) (Restated)	$436,999	$—	$—	$436,999
Assumed common stock warrants (Private Placement) (Restated)	—	252,700	—	252,700

Total fair value (Restated)	$436,999	$252,700	$—	$689,699

	Fair Value Measured as of December 31, 2019
	Level 1	Level 2	Level 3	Total
Assets included in:
Money market fund (1)	$5,163	$—	$—	$5,163
Marketable securities (2)	—	120,599	—	120,599

Total fair value	$5,163	$120,599	$—	$125,762

Liabilities included in:
Convertible preferred stock warrant liabilities	$—	$—	$1,860	$1,860

Total fair value	$—	$—	$1,860	$1,860

(1)	Money market funds are included in Cash and cash equivalents on the Consolidated Balance Sheet.
(2)

Marketable securities with original maturities of three months or less, in the amount of $105.2 million and $18.7 million, are included in Cash and cash equivalents on the Consolidated Balance Sheet as of December 31, 2020 and December 31, 2019, respectively.

Summary of Major Security Type Assets That Measured at Fair Value on Recurring Basis

The fair value as of March 31, 2021 and December 31, 2020, are as follows (amounts in thousands):

	March 31, 2021
	Amortized Cost	Unrealized Gain	Unrealized Loss	Fair Value
Level 1 securities
Money market fund	$755,825	$—	$—	$755,825
Level 2 securities
US government securities	770,958	143	—	771,101

Total	$1,526,783	$143	$—	$1,526,926

	December 31, 2020
	Amortized Cost	Unrealized Gain	Unrealized Loss	Fair Value
Level 1 securities
Money market fund	$12,235	$—	$—	$12,235
Level 2 securities
US government securities	977,357	24	(55)	977,326

Total	$989,592	$24	$(55)	$989,561

The following table summarizes, by major security type, the Company’s assets that are measured at fair value on a recurring basis and are categorized using the fair value hierarchy. Amortized cost net of unrealized gain (loss) is equal to fair value as of December 31, 2020. The fair value as of December 31, 2020 and 2019, are as follows (amounts in thousands):

	December 31, 2020
	Amortized Cost	Unrealized Gain	Unrealized Loss	Fair Value
Level 1 securities
Money market fund	$12,235	$—	$—	$12,235
Level 2 securities
US government securities	977,357	24	(55)	977,326

Total	$989,592	$24	$(55)	$989,561

	December 31, 2019
	Amortized Cost	Unrealized Gain	Unrealized Loss	Fair Value
Level 1 securities
Money market fund	$5,163	$—	$—	$5,163
Level 2 securities
Repurchase agreement	13,500	—	—	13,500
US government securities	107,009	90	—	107,099

Total Level 2 securities	120,509	90	—	120,599

Total	$125,672	$90	$—	$125,762

Summary of Estimated Amortized Cost and Fair Value of Available-for-Sale Securities by Contractual Maturity

The estimated amortized cost and fair value of available-for-sale securities by contractual maturity as of March 31, 2021 and December 31, 2020, are as follows (amounts in thousands):

	March 31, 2021		December 31, 2020
	Amortized Cost	Fair Value	Amortized Cost	Fair Value
Due within one year	$1,526,783	$1,526,926	$895,867	$895,830
Due after one year and through five years	—	—	93,725	93,731

Total	$1,526,783	$1,526,926	$989,592	$989,561

The estimated amortized cost and fair value of available-for-sale securities by contractual maturity as of December 31, 2020, are as follows (amounts in thousands):

	December 31, 2020
	Amortized Cost	Fair Value
Due within one year	$895,867	$895,830
Due after one year and through five years	93,725	93,731

Total	$989,592	$989,561

Summary of Fair Value of Warrants Re-measured Using OPM

Upon the closing the Business Combination and conversion to warrants for the purchase if Class A Common Stock, the fair value of the TPC1 and TPC2 warrants were determined using the OPM with the following assumptions:

	At Conversion
	TPC1 Warrants	TPC2 Warrants
Option term (in years)	5	5
Volatility	70.0%	70.0%
Risk-free interest rate	0.39%	0.39%
Expected dividends	—	—
Discount for lack of marketability	—	—

In December 2020, all outstanding TPC1 and TPC2 warrants were net exercised in exchange for 998,460 shares of Class A Common Stock.

As of December 31, 2019, the fair value of the TPC1 and TPC2 warrants were re-measured using the OPM with the following assumptions:

	As of December 31, 2019
	TPC1 Warrants	TPC2 Warrants
Option term (in years)	5	5
Volatility	58.5%	45.0%
Risk-free interest rate	1.69%	1.69%
Expected dividends	—	—
Discount for lack of marketability	35.0%	35.0%

Series F Convertible Preferred Stock
Schedule of Reconciliation of Warrants and Tranche Liabilities Measured and Recorded at Fair Value on Recurring Basis Using Significant Unobservable Inputs

The following table presents the reconciliation of the Series F convertible preferred tranche liabilities measured and recorded at fair value on a recurring basis using the significant unobservable inputs described above (amounts in thousands):

Fair Value
Balance at December 31, 2019	$—
Issuance and re-measurement loss recorded in other expense	999,865
Issuance of Legacy QuantumScape Series F Preferred Stock—tranche shares 3 and 4	(484,471)
Reclassification to additional paid-in capital upon Closing of the Business Combination—tranche shares 1 and 2	(515,394)

Balance at December 31, 2020	$—

TPC Warrants
Schedule of Reconciliation of Warrants and Tranche Liabilities Measured and Recorded at Fair Value on Recurring Basis Using Significant Unobservable Inputs

The following table presents the reconciliation of the TPC warrants measured and recorded at fair value on a recurring basis using the significant unobservable inputs described above (amounts in thousands):

	TPC1 Warrants	TPC2 Warrants	Fair Value
Balance at December 31, 2018	$984	$782	$1,766
Re-measurement loss included in interest expense	52	42	94

Balance at December 31, 2019	1,036	824	1,860
Re-measurement loss included in interest expense	10,475	10,290	20,765
Reclassification to additional paid-in capital upon recapitalization	(11,511)	(11,114)	(22,625)

Balance at December 31, 2020	$—	$—	$—